FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Securities issued designated as a hedging instrument (Details) - Net assets in foreign operations covered - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	$ 528,000
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Principal balance	1,261,707	$ 1,261,707
Designated capital as a hedged instrument	$ 528,000	$ 884,544
Debt instruments | Debt Securities Issued, 7.03% Principal 750,000
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate	7.03%	7.03%
Principal balance	$ 461,707	$ 461,707
Designated capital as a hedged instrument	$ 428,000	$ 355,339
Debt instruments | Debt Securities Issued, 4.68% Principal 436,516
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate	8.82%	4.68%
Principal balance	$ 800,000	$ 800,000
Designated capital as a hedged instrument	$ 100,000	$ 529,205